OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER PAYABLES AND ACCRUALS
Schedule of other payables and accruals
Components of other payables and accruals were as follows (RMB in millions):

	2023	2024
Accrued operating expenses	5,617	6,269
Deposits received from travel suppliers and packaged tours users	1,119	1,200
Due to employees for stock option proceeds received on their behalf	195	657
Interest payable	143	117
Current lease liabilities (Note 11)	140	194
Others	768	1,224

Total	7,982	9,661